Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule Of Operating Information, Segment

Information concerning operations in these segments of business for the years ended December 31, 2017, 2016, and 2015, is as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Net revenues: (1)
Global Wealth Management	$1,822,218	$1,563,410	$1,377,313
Institutional Group	1,110,768	1,014,164	975,594
Other	(6,554)	(2,078)	(21,313)
	$2,926,432	$2,575,496	$2,331,594
Income/(loss) before income taxes:
Global Wealth Management	$626,906	$430,318	$382,126
Institutional Group	217,981	164,143	141,042
Other	(575,351)	(451,879)	(381,601)
	$269,536	$142,582	$141,567

(1)	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2017, 2016, and 2015.

Schedule Of Information Of Total Assets On Segment Basis

The following table presents our company’s total assets on a segment basis at December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Global Wealth Management	$17,717,617	$16,065,503
Institutional Group	3,313,304	2,657,183
Other	353,032	406,670
	$21,383,953	$19,129,356

Schedule Of Net Revenues Earned On Major Geographical Areas

Revenues, classified by the major geographic areas in which they were earned for the years ended December 31, 2017, 2016, and 2015, were as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
United States	$2,783,175	$2,429,714	$2,195,538
United Kingdom	129,288	132,622	125,552
Other	13,969	13,160	10,504
	$2,926,432	$2,575,496	$2,331,594